Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,521,120,000.00
Total Fee Amount	348,166.67
Total Offset Amount	0.00
Net Fee	$ 348,166.67
Offering Table N/A
Offset Table N/A	N/A